Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Revenue [Abstract]
Schedule of Revenue
	Six months ended June 30, 2024	Six months ended June 30, 2025
	RM	RM	US$
Business strategy consultancy	52,647,479	34,064,797	8,086,215
Technology development, solutions and consultancy	8,250,188	39,357,954	9,342,691
Interest income	3,193,950	5,359,512	1,272,227
Others	659,975	181,708	43,133
Total	64,751,592	78,963,971	18,744,266
	Six months ended June 30, 2024	Six months ended June 30, 2025
	RM	RM	US$
Point in time	52,647,479	55,136,371	13,088,131
Over time	12,104,113	23,827,600	5,656,135
Total	64,751,592	78,963,971	18,744,266